Financial assets at fair value through other comprehensive income - Additional information (Details) - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
- Financial assets at fair value through other comprehensive income
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Exchange rate differences	€ 273	€ 651
Investment in Bank of Beijing
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Ownership interest held in equity based investments	13.00%	13.00%
Investment in Bank of Beijing | - Financial assets at fair value through other comprehensive income
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Exchange rate differences	€ 14	€ (100)
Negative revaluation	€ 463	€ 77